Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 20,703,000	$ 11,565,000
Marketable securities	0	29,127,000
Collaboration receivables	122,000	3,677,000
Prepaid and other current assets	781,000	3,057,000
Total current assets	21,606,000	47,426,000
Property and equipment, net	0	154,000
Other assets	221,000	1,223,000
Total assets	21,827,000	48,803,000
Current liabilities:
Accounts payable and accrued expenses	1,064,000	6,216,000
Accrued compensation	238,000	2,230,000
Current portion of deferred revenue	0	10,075,000
Current portion of lease liabilities	338,000	0
Total current liabilities	1,640,000	18,521,000
Deferred revenue, less current portion	0	2,815,000
Deferred rent, less current portion	0	68,000
Stockholders’ equity:
Preferred stock, $0.0001 par value; 10,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $0.0001 par value; 200,000 shares authorized; 33,170 shares and 33,165 shares issued and outstanding at December 31, 2019 and 2018, respectively	3,000	3,000
Additional paid-in capital	218,198,000	214,042,000
Accumulated other comprehensive loss	0	(17,000)
Accumulated deficit	(198,014,000)	(186,629,000)
Total stockholders’ equity	20,187,000	27,399,000
Total liabilities and stockholders’ equity	$ 21,827,000	$ 48,803,000